Note 10 - Debt (Details) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		0 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	May 28, 2014
Note 10 - Debt (Details) [Line Items]
Gains (Losses) on Extinguishment of Debt	$ (3,500,000)	$ 1,200,000		$ (3,455,000)	$ (1,207,000)
Debt Instrument, Face Amount				775,000,000
Number of Lenders				15
Interest Coverage Ratio			3.0
Leverage Ratio			3.5
United States of America, Dollars | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Minimum [Member]
Note 10 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.75%
United States of America, Dollars | Line of Credit [Member] | London Interbank Offered Rate (LIBOR) [Member] | Maximum [Member]
Note 10 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.75%
United States of America, Dollars | Line of Credit [Member] | Base Rate [Member] | Minimum [Member]
Note 10 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						0.75%
United States of America, Dollars | Line of Credit [Member] | Base Rate [Member] | Maximum [Member]
Note 10 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.75%
Canada, Dollars | Line of Credit [Member] | Base Rate [Member] | Minimum [Member]
Note 10 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						0.75%
Canada, Dollars | Line of Credit [Member] | Base Rate [Member] | Maximum [Member]
Note 10 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.75%
Canada, Dollars | Line of Credit [Member] | Canadian Dealer Offered Rate (CDOR) [Member] | Minimum [Member]
Note 10 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.75%
Canada, Dollars | Line of Credit [Member] | Canadian Dealer Offered Rate (CDOR) [Member] | Maximum [Member]
Note 10 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.75%
Australia, Dollars | Line of Credit [Member] | Bank Bill Swap Bid Rate (BBSY) [Member] | Minimum [Member]
Note 10 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						1.75%
Australia, Dollars | Line of Credit [Member] | Bank Bill Swap Bid Rate (BBSY) [Member] | Maximum [Member]
Note 10 - Debt (Details) [Line Items]
Debt Instrument, Basis Spread on Variable Rate						2.75%
U.S. Term Loan [Member] | Allocated to Civeo [Member]
Note 10 - Debt (Details) [Line Items]
Debt Instrument, Term						5 years
Debt Instrument, Face Amount						775,000,000
U.S. Term Loan [Member]
Note 10 - Debt (Details) [Line Items]
Debt Instrument, Term						5 years
Allocated to Civeo [Member] | Revolving Credit Facility [Member]
Note 10 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						450,000,000
Allocated to Canadian Subsidiaries [Member] | Revolving Credit Facility [Member]
Note 10 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						100,000,000
Allocated to Australian Subsidiaries [Member] | Revolving Credit Facility [Member]
Note 10 - Debt (Details) [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						100,000,000
Australian Credit Facility [Member] | Line of Credit [Member]
Note 10 - Debt (Details) [Line Items]
Letters of Credit Outstanding, Amount				1,400,000
Line of Credit Facility, Maximum Borrowing Capacity				30,000,000
Canadian Credit Facility [Member]
Note 10 - Debt (Details) [Line Items]
Long-term Line of Credit				0	0
Letters of Credit Outstanding, Amount				5,100,000	900,000
Line of Credit Facility, Maximum Borrowing Capacity				100,000,000
Australian Credit Facility [Member]
Note 10 - Debt (Details) [Line Items]
Long-term Line of Credit				0	0
Line of Credit Facility, Maximum Borrowing Capacity				100,000,000
Revolving Credit Facility [Member]
Note 10 - Debt (Details) [Line Items]
Long-term Line of Credit				0	0
Line of Credit Facility, Maximum Borrowing Capacity				450,000,000		650,000,000
Debt Instrument, Term						5 years
Line of Credit Facility, Borrowing Capacity Reduced				222,200,000
Line of Credit [Member]
Note 10 - Debt (Details) [Line Items]
Letters of Credit Outstanding, Amount				700,000
Minimum [Member]
Note 10 - Debt (Details) [Line Items]
Line of Credit Facility, Current Borrowing Capacity				20,000,000
Maximum [Member]
Note 10 - Debt (Details) [Line Items]
Line of Credit Facility, Current Borrowing Capacity				$ 195,000,000